Secured Convertible Debenture (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Less debt discount		$ (150,816)
Total secured convertible notes		649,184
September 10, 2014 [Member]
Debt Instrument [Line Items]
Total secured convertible notes		250,000
December 10, 2014 [Member]
Debt Instrument [Line Items]
Total secured convertible notes		100,000
December 12, 2014 [Member]
Debt Instrument [Line Items]
Total secured convertible notes		50,000
December 16, 2014 [Member]
Debt Instrument [Line Items]
Total secured convertible notes		100,000
December 12, 2014 One [Member]
Debt Instrument [Line Items]
Total secured convertible notes		25,000
December 4, 2014 [Member]
Debt Instrument [Line Items]
Total secured convertible notes		100,000
December 12, 2014 Two [Member]
Debt Instrument [Line Items]
Total secured convertible notes		50,000
December 4, 2014 One [Member]
Debt Instrument [Line Items]
Total secured convertible notes		100,000
December 12, 2014 Three [Member]
Debt Instrument [Line Items]
Total secured convertible notes		$ 25,000